Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

28.	Subsequent Events
The Group has evaluated subsequent events after December 31, 2025, up to the date of issuance, April 29, 2026, of the
Consolidated Financial Statements, and has not identified any recordable or disclosable events not otherwise reported in these
Consolidated Financial Statements or notes thereto.